Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
OPERATING ACTIVITIES
Loss for the period	$ (3,724,839)	$ (3,734,529)	$ (4,601,846)	$ (2,006,836)
Items not involving cash:
Amortization	1,666	2,997	6,647	5,985
Stock-based compensation	155,223	34,900	105,606	309,723
Loss on settlement of liabilities		31,512	31,512
Accretion expense	363,386	261,743	372,266	136,189
Change in fair value of derivative liabilities	504,426	(659,687)	(1,019,786)	(2,246,040)
Change in non-cash operating working capital items:
Receivables	15,680	(4,207)	11,753	(21,886)
Prepaids	23,050	111,793	207,321	(155,426)
Accounts payable and accrued liabilities	1,020,956	845,926	1,098,391	793,484
Cash flows used in operating activities	(1,640,452)	(3,109,552)	(3,788,136)	(3,184,807)
INVESTING ACTIVITIES
Deposits paid				(6,204)
Purchase of equipment				(1,070)
Cash flows used in investing activities				(7,274)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and warrants	300,574	4,449	4,449	9,185
Promissory notes received	1,620,000	3,040,000		1,233,000
Second promissory notes received			3,640,000	1,617,000
Cash flows from financing activities	1,920,574	3,044,449	3,644,449	2,859,185
DECREASE IN CASH	280,122	(65,103)	(143,687)	(332,896)
CASH, BEGINNING OF THE PERIOD	128,353	272,040	272,040	604,936
CASH, END OF THE PERIOD	408,475	206,937	128,353	272,040
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid
Taxes paid